SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

Financing from issuance of asset-backed securities

In February 2026, the Company, acting as the originators, involved in the issuance of another two ABS Plans which are listed on the Shanghai Stock Exchange in March 2026, with the issuance scale of RMB4.674 billion and RMB1.702 billion, respectively. The Company subscribed 30% of each of the ABS Plans with the remaining portion subscribed by various institutional investors.

Amendment of 2027 Convertible Notes

In February 2026, the 2027 Convertible Notes was amended as public notes and the maturity date of the 2027 Convertible Notes was amended to extend from March 4, 2027 to October 1, 2027.

The Company had paid the consent fee of USD37.5 million (equivalent to RMB262.24 million) to the original holders of the 2027 Convertible Notes, Blackstone Tactical Opportunities, pursuant to the agreement between the Company and the original holders of the 2027 Convertible Notes dated on August 20, 2024. After the amendment, the original holders of the 2027 Convertible Notes transferred all of the 2027 Convertible Notes to third party investors in public.

Private offering of ordinary shares

In March 2026, the Company newly issued 81.0 million Class A ordinary shares of the Company to certain institutional investors at an offering price of US$1.7 per share. The gross proceeds from this private offering were US$137.7 million.